Other disclosures - Risk Management and Principal Risks - Measurement uncertainty and sensitivity analysis - ECL under 100% weighted scenarios for key principal portfolios (audited) (Details) - GBP (£)
£ in Millions
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 1,119,650	£ 1,113,200
Credit risk [member] | Home loans [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.20%
Credit risk [member] | Home loans [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	16.00%	0.50%
Credit risk [member] | Home loans [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 16,889	£ 17,455
Credit risk [member] | Home loans [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,670	1,104
Credit risk [member] | Home loans [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	315	14
Credit risk [member] | Home loans [member] | Impairment allowance [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	41	7
Credit risk [member] | Home loans [member] | Impairment allowance [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	268	6
Credit risk [member] | Home loans [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	137,929	115,573
Credit risk [member] | Home loans [member] | Stage 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 6	£ 1
Credit risk [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	13.80%	18.40%
Credit risk [member] | Credit cards, unsecured loans and other retail lending [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	73.10%	73.40%
Credit risk [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 13,406	£ 10,943
Credit risk [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,008	2,999
Credit risk [member] | Credit cards, unsecured loans and other retail lending [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,547	4,568
Credit risk [member] | Credit cards, unsecured loans and other retail lending [member] | Impairment allowance [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,844	2,013
Credit risk [member] | Credit cards, unsecured loans and other retail lending [member] | Impairment allowance [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 2,198	£ 2,200
Credit risk [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.70%	1.20%
Credit risk [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 68,619	£ 30,494
Credit risk [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 505	£ 355
Credit risk [member] | Wholesale loans [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	2.60%	2.80%
Credit risk [member] | Wholesale loans [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	7.90%	28.60%
Credit risk [member] | Wholesale loans [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 15,947	£ 11,377
Credit risk [member] | Wholesale loans [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,489	1,165
Credit risk [member] | Wholesale loans [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	741	831
Credit risk [member] | Wholesale loans [member] | Impairment allowance [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	414	323
Credit risk [member] | Wholesale loans [member] | Impairment allowance [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 118	£ 333
Credit risk [member] | Wholesale loans [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.10%	0.20%
Credit risk [member] | Wholesale loans [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 160,544	£ 80,835
Credit risk [member] | Wholesale loans [member] | Stage 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 209	£ 175
Upside 1 [member] | Home loans [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.20%
Upside 1 [member] | Home loans [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	15.80%	0.40%
Upside 1 [member] | Home loans [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 15,826	£ 16,627
Upside 1 [member] | Home loans [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,670	1,104
Upside 1 [member] | Home loans [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	303	5
Upside 1 [member] | Home loans [member] | Impairment allowance [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	34	1
Upside 1 [member] | Home loans [member] | Impairment allowance [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	264	4
Upside 1 [member] | Home loans [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	138,992	£ 116,402
Upside 1 [member] | Home loans [member] | Stage 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 5
Upside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	12.90%	17.20%
Upside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	72.30%	72.50%
Upside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 12,108	£ 10,355
Upside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,008	2,999
Upside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,231	4,296
Upside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Impairment allowance [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,562	1,779
Upside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Impairment allowance [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 2,174	£ 2,174
Upside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.70%	1.10%
Upside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 69,012	£ 31,082
Upside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 495	£ 343
Upside 1 [member] | Wholesale loans [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	2.20%	2.60%
Upside 1 [member] | Wholesale loans [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	7.60%
Upside 1 [member] | Wholesale loans [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 14,433	£ 11,031
Upside 1 [member] | Wholesale loans [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,489
Upside 1 [member] | Wholesale loans [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	611
Upside 1 [member] | Wholesale loans [member] | Impairment allowance [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	323	£ 290
Upside 1 [member] | Wholesale loans [member] | Impairment allowance [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 114
Upside 1 [member] | Wholesale loans [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.10%	0.20%
Upside 1 [member] | Wholesale loans [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 162,058	£ 81,180
Upside 1 [member] | Wholesale loans [member] | Stage 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 174	£ 163
Upside 2 [member] | Home loans [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.20%
Upside 2 [member] | Home loans [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	15.70%	0.30%
Upside 2 [member] | Home loans [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 15,245	£ 16,214
Upside 2 [member] | Home loans [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,670	1,104
Upside 2 [member] | Home loans [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	299	4
Upside 2 [member] | Home loans [member] | Impairment allowance [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	33	1
Upside 2 [member] | Home loans [member] | Impairment allowance [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	262	3
Upside 2 [member] | Home loans [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	139,574	£ 116,814
Upside 2 [member] | Home loans [member] | Stage 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 4
Upside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	12.30%	16.80%
Upside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	71.60%	71.80%
Upside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 11,449	£ 9,334
Upside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,008	2,999
Upside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,056	4,027
Upside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Impairment allowance [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,412	1,569
Upside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Impairment allowance [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 2,154	£ 2,154
Upside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.70%	0.90%
Upside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 69,190	£ 32,104
Upside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 490	£ 304
Upside 2 [member] | Wholesale loans [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	2.10%	2.50%
Upside 2 [member] | Wholesale loans [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	7.40%
Upside 2 [member] | Wholesale loans [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 13,773	£ 10,866
Upside 2 [member] | Wholesale loans [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,489
Upside 2 [member] | Wholesale loans [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	558
Upside 2 [member] | Wholesale loans [member] | Impairment allowance [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	285	£ 277
Upside 2 [member] | Wholesale loans [member] | Impairment allowance [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 111
Upside 2 [member] | Wholesale loans [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.10%	0.20%
Upside 2 [member] | Wholesale loans [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 162,717	£ 81,346
Upside 2 [member] | Wholesale loans [member] | Stage 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 162	£ 161
Baseline [member] | Home loans [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.20%
Baseline [member] | Home loans [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	15.90%	0.50%
Baseline [member] | Home loans [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 16,570	£ 17,105
Baseline [member] | Home loans [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,670	1,104
Baseline [member] | Home loans [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	307	8
Baseline [member] | Home loans [member] | Impairment allowance [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	36	3
Baseline [member] | Home loans [member] | Impairment allowance [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	266	5
Baseline [member] | Home loans [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	138,249	£ 115,924
Baseline [member] | Home loans [member] | Stage 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 5
Baseline [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	13.50%	18.10%
Baseline [member] | Credit cards, unsecured loans and other retail lending [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	73.00%	73.30%
Baseline [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 13,075	£ 10,902
Baseline [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,008	2,999
Baseline [member] | Credit cards, unsecured loans and other retail lending [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,461	4,519
Baseline [member] | Credit cards, unsecured loans and other retail lending [member] | Impairment allowance [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,771	1,969
Baseline [member] | Credit cards, unsecured loans and other retail lending [member] | Impairment allowance [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 2,195	£ 2,199
Baseline [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.70%	1.10%
Baseline [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 68,388	£ 30,536
Baseline [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 495	£ 351
Baseline [member] | Wholesale loans [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	2.40%	2.70%
Baseline [member] | Wholesale loans [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	7.90%	27.70%
Baseline [member] | Wholesale loans [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 15,380	£ 11,271
Baseline [member] | Wholesale loans [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,489	1,165
Baseline [member] | Wholesale loans [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	679	787
Baseline [member] | Wholesale loans [member] | Impairment allowance [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	374	302
Baseline [member] | Wholesale loans [member] | Impairment allowance [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 117	£ 323
Baseline [member] | Wholesale loans [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.10%	0.20%
Baseline [member] | Wholesale loans [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 161,111	£ 80,941
Baseline [member] | Wholesale loans [member] | Stage 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 188	£ 162
Downside 1 [member] | Home loans [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.30%
Downside 1 [member] | Home loans [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	16.30%	0.70%
Downside 1 [member] | Home loans [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 18,364	£ 18,170
Downside 1 [member] | Home loans [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,670	1,104
Downside 1 [member] | Home loans [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	326	15
Downside 1 [member] | Home loans [member] | Impairment allowance [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	47	7
Downside 1 [member] | Home loans [member] | Impairment allowance [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	272	7
Downside 1 [member] | Home loans [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	136,454	114,858
Downside 1 [member] | Home loans [member] | Stage 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 7	£ 1
Downside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	15.20%	20.10%
Downside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	74.30%	74.50%
Downside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 15,663	£ 11,591
Downside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,008	2,999
Downside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	5,130	4,930
Downside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Impairment allowance [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,384	2,331
Downside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Impairment allowance [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 2,235	£ 2,234
Downside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.70%	1.20%
Downside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 68,309	£ 29,846
Downside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 511	£ 365
Downside 1 [member] | Wholesale loans [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	3.10%	3.40%
Downside 1 [member] | Wholesale loans [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	8.50%
Downside 1 [member] | Wholesale loans [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 18,770	£ 11,694
Downside 1 [member] | Wholesale loans [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,489
Downside 1 [member] | Wholesale loans [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	977
Downside 1 [member] | Wholesale loans [member] | Impairment allowance [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	579	£ 397
Downside 1 [member] | Wholesale loans [member] | Impairment allowance [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 127
Downside 1 [member] | Wholesale loans [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.20%	0.30%
Downside 1 [member] | Wholesale loans [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 157,720	£ 80,517
Downside 1 [member] | Wholesale loans [member] | Stage 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 271	£ 203
Downside 2 [member] | Home loans [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.80%	0.70%
Downside 2 [member] | Home loans [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	18.90%	2.40%
Downside 2 [member] | Home loans [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 22,314	£ 23,724
Downside 2 [member] | Home loans [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,670	1,104
Downside 2 [member] | Home loans [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	505	208
Downside 2 [member] | Home loans [member] | Impairment allowance [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	170	172
Downside 2 [member] | Home loans [member] | Impairment allowance [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	316	27
Downside 2 [member] | Home loans [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	132,505	109,305
Downside 2 [member] | Home loans [member] | Stage 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 19	£ 9
Downside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	21.80%	26.40%
Downside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	76.20%	76.60%
Downside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 19,615	£ 16,553
Downside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,008	2,999
Downside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	7,105	7,051
Downside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Impairment allowance [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,285	4,366
Downside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Impairment allowance [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 2,292	£ 2,297
Downside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.80%	1.60%
Downside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 67,015	£ 24,884
Downside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 528	£ 388
Downside 2 [member] | Wholesale loans [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	4.30%	4.40%
Downside 2 [member] | Wholesale loans [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	8.60%
Downside 2 [member] | Wholesale loans [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 33,168	£ 18,496
Downside 2 [member] | Wholesale loans [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,489
Downside 2 [member] | Wholesale loans [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,852
Downside 2 [member] | Wholesale loans [member] | Impairment allowance [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,427	£ 813
Downside 2 [member] | Wholesale loans [member] | Impairment allowance [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 128
Downside 2 [member] | Wholesale loans [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.20%	0.30%
Downside 2 [member] | Wholesale loans [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 143,323	£ 73,715
Downside 2 [member] | Wholesale loans [member] | Stage 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 297	£ 242